Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Abstract]
Trademark	$ 55,810
Less: accumulated amortisation	(930)
Net book value	$ 54,880